Segment and Geographic Information 2 (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Net sales by product category
Net Sales	$ 2,375,445	$ 2,212,849	$ 1,893,208
Industrial [Member]
Net sales by product category
Net Sales	1,680,926	1,559,859	1,357,206
Fluid Power [Member]
Net sales by product category
Net Sales	$ 694,519	$ 652,990	$ 536,002